Significant Related Party Transactions and Balances (Tables)	12 Months Ended
Jun. 30, 2024
Significant Related Party Transactions and Balances [Abstract]
Schedule of Significant Related Party Transactions	Other than those disclosed elsewhere in the financial statements, significant related party transactions during the year on terms agreed between the Group and its related parties were as follows:
	June 30, 2022	June 30, 2023	June 30, 2024	June 30, 2024
	RM	RM	RM	USD
TEM Group Limited
Interest expense – non-trade	17,274	-	-	-

SEAP Trading Pte Ltd
Sales to	-	119,868	43,410	9,205
Interest expense - non-trade	169,588	344,155	240,153	50,926

TEM Electronics (Jiangmen) Co Ltd
Sales to	166,873	3,336	31,452	6,670
Purchase from	2,328,636	1,312,681	814,848	172,795

BAP Trading Co Ltd
Purchase from	-	115,308	377,647	80,083
IT support fee – non-trade	202,578	72,709	100,024	21,211

New Universe Industries Ltd
Listing expenses	-	2,044,063	3,206,402	679,942

Schedule of Balances with Related Parties	Balances with related parties
	June 30, 2023	June 30, 2024	June 30, 2024
	RM	RM	USD
Trade receivables
TEM Electronics (Jiangmen) Co Ltd	-	2,244	476
SEAP Trading Pte. Ltd.	-	39,876	8,456

Trade payables
TEM Electronics (Jiangmen) Co Ltd	(148,835)	-	-
BAP Trading Co Ltd	(25,720)	(70,354)	(14,919)

Non-trade payables
SEAP Trading Pte. Ltd.	(1,068)	-	-
BAP Trading Co Ltd	-	(100,289)	(21,268)
Amount due to related parties, net	(175,623)	(128,523)	(27,255)

Advances from a related party
New Universe Industries Ltd	2,044,063	5,250,465	1,113,401

Loans from a related party
SEAP Trading Pte. Ltd. (1)
Current	5,131,500	1,887,800	400,322
Non-current	1,866,000	1,651,825	350,282
	6,997,500	3,539,625	750,604
(1)	The loans from SEAP Trading Pte. Ltd. are due for repayment in July 2024, August 2024 and August 2025.

Schedule of Key Management Personnel	The remuneration of key management personnel of the Group during the financial years were as follows:
	June 30, 2022	June 30, 2023	June 30, 2024	June 30, 2024
	RM	RM	RM	USD
Salaries and related costs	282,605	285,739	325,177	68,956
Defined contribution plan	33,807	34,157	38,879	8,245
	316,412	319,896	364,056	77,201